Note 24 - Share Capital and Share Premium (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Aug. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Aug. 01, 2025	Jun. 29, 2025
Statement Line Items [Line Items]
Number of shares authorised (in shares)		750,000,000	750,000,000
Number of shares issued and fully paid (in shares)		150,834,000				113,215,000
Proceeds from issue of ordinary shares		$ 59,194,000	$ 0	$ 0
Ordinary shares [member]
Statement Line Items [Line Items]
Number of shares authorised (in shares)		750,000,000	0		750,000,000
Par value per share (in dollars per share)					$ 0.002
Number of shares issued and fully paid (in shares)	34,500,000	34,500,000
Share price (in dollars per share)	$ 37
Proceeds from issue of ordinary shares	$ 1,212.7
Offering costs	$ 3.5